Trade receivables, Movement in Allowance for Doubtful Accounts (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade receivables [Abstract]
Beginning balance	$ 20,294	$ 21,218
Impairment loss for the period	7,277	199
Receivables written off during the year	(1,596)	(1,123)
Ending balance	$ 25,975	$ 20,294